OTHER NONCURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
OTHER NONCURRENT LIABILITIES
Schedule of components of other noncurrent liabilities

	December 31,
	2011	2010
Pension liabilities	$689	$538
Other postretirement benefits	122	124
Environmental accruals	29	35
Restructuring and plant closing costs	1	2
Asset retirement obligations	26	24
Employee benefit accrual	22	23
Legal reserve	22	13
Other	92	93

Total	$1,003	$852